Shareholders' capital - Additional Information (Detail)	0 Months Ended	12 Months Ended					0 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended														1 Months Ended	12 Months Ended				0 Months Ended									0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Apr. 23, 2013 Right	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 Death Benefits	Dec. 31, 2013 Resignation or Termination	Dec. 31, 2013 Maximum Retirement	Apr. 23, 2013 Minimum	Mar. 27, 2014 Subsequent Event	Dec. 31, 2013 Employee Stock Option CAD	Dec. 31, 2012 Employee Stock Option CAD	Dec. 31, 2013 Share unit awards CAD	Dec. 31, 2013 Stock Option Plans Maximum	Dec. 31, 2013 Performance Share Units	Dec. 31, 2013 Employee share purchase CAD	Dec. 31, 2012 Employee share purchase CAD	Dec. 31, 2013 Employee share purchase Range One	Dec. 31, 2013 Employee share purchase Range Two	Dec. 31, 2013 Employee share purchase Range Three	Dec. 31, 2013 Deferred Share Units	Dec. 31, 2012 Deferred Share Units	Dec. 31, 2013 Performance share units CAD	Dec. 31, 2012 Performance share units CAD	Dec. 31, 2012 Series 2A CAD	Dec. 31, 2013 Series 3 CAD	Dec. 31, 2012 Series 3 CAD	Nov. 09, 2012 Series A Preferred Stock CAD	Dec. 31, 2013 Series A Preferred Stock CAD	Jan. 02, 2013 Series C Preferred Stock USD ($)	Jan. 02, 2013 Series C Preferred Stock CAD	Jan. 31, 2013 Series C Preferred Stock Subsequent Event	Mar. 05, 2014 Series D Preferred Stock Subsequent Event CAD	Dec. 27, 2012 Common Stock Subscription Emera	Dec. 21, 2012 Common Stock Subscription Emera CAD	Feb. 14, 2013 Common Stock Subscription Subsequent Event Emera	Mar. 26, 2013 Common Stock Subscription Peach State Gas System CAD	May 14, 2012 Common Stock Subscription Granite State and EnergyNorth CAD	Jun. 29, 2012 Common Stock Subscription Sandy Ridge CAD	Jul. 31, 2013 Common Stock Subscription Midwest Gas Utilities CAD	Jul. 31, 2012 Common Stock Subscription Midwest Gas Utilities CAD	Feb. 14, 2013 Common Stock Subscription Senate and Minonk	Dec. 10, 2012 Common Stock Subscription Senate and Minonk CAD	Dec. 31, 2013 Government of Canada Bond Yield Series A Preferred Stock	Mar. 05, 2014 Government of Canada Bond Yield Series D Preferred Stock Subsequent Event	Dec. 31, 2013 Government of Canada Treasury Bill Yield Series B Preferred Stock	Mar. 05, 2014 Government of Canada Treasury Bill Yield Series E Preferred Stock Subsequent Event
Stockholders Equity Note [Line Items]
Number of voting rights per share	1
Rights Plan Initial term	3 years
Percentage of outstanding stock to be purchased to acquire discount							20.00%
Discount rate on share purchases	50.00%
Common shares issued																																4,790,000		3,421,000	3,960,000	12,000,000	2,614,006	6,976,744		7,842,016
Shares Issued, Price Per Share																										25.00					25.00		4.72		7.40	5.00	5.74		6.45		5.74
Stock issuance cost																										4,700,000					3,900,000
Payment of Stock Issuance Costs, Net of Tax																										3,454,000
Principal amount of debt converted																							59,957,000	960,000	61,611,000
Common shares issued upon conversion of debt		15,223,016	26,380,750																				10,322,518	150,816	14,669,266
Cash proceeds from issuance of shares		29,983,000	143,041,000																														38,756,000		29,304,000	60,000,000	15,000,000	45,000,000			45,000,000
Common Stock, Shares Subscribed but Unissued																																	8,211,000								7,842,016
Total number of subscription receipts																																4,790,000		3,421,000
Discount rate on share purchases under dividend reinvestment plan		5.00%
Additional shares issued under dividend reinvestment plan								501,818
Preferred stock issued, shares																										4,800,000					4,000,000
Share proceeds before issuance cost																										120,000,000					100,000,000
Fixed cumulative annual dividend per share																											1.125				1.25
Preferred shares, annual dividend rate																											4.50%				5.00%
Dividend variable interest rate																																										2.94%	3.28%	2.94%	3.28%
Preferred Stock, Redemption Price Per Share																											25	$ 53,400	53,400		25
Redeemable Preferred stock issued, shares																												100	100	100,000
Total share-based compensation expense		2,046,000	1,833,000						1,687,000	1,376,000				75,000	42,000						129,000	260,000
Unrecognized compensation costs, non-vested options									1,762,000
Unrecognized compensation costs, non-vested options, period of recognition									1 year 6 months 26 days												1 year
Unrecognized compensation costs, non-vested awards											86,000
Percentage of shares reserves under plan												10.00%
Stock options exercised period				1 year	30 days	90 days
Employer matching contribution, percent																20.00%	10.00%	15.00%
Vesting period of matching contribution shares														1 year
Maximum aggregate number of shares reserved for issuance from treasury														2,000,000
Common stock, shares issued														85,410	54,227
Shares issued during period																			74,786	50,172
Performance share units granting period													3 years
Percentage of shares issued on number of PSU grants, minimum													0.00%
Percentage of shares issued on number of PSU grants, maximum													184.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares to be Repurchased Next Year																					24,928
Percent of Performance Goals Achieved																					100.00%